Financial Assets and Liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade payables and other payables	$ 24,972	$ 13,060
Trade and other payables	$ 24,972	$ 13,060